10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Sep. 30, 2025
Notes
10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

10.SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash investing and financing transactions during the year ended September 30, 2025 were as follows:

•As at September 30, 2025, a total of $467,261 in exploration and evaluation asset costs was included in accounts payable and accrued liabilities;

•As at September 30, 2025, a total of $75,741 in exploration and evaluation asset costs was included in due to related parties;

•As at September 30, 2025, a total of $243,000 advance for exploration and evaluation costs was included in prepaid expenses;

•As at September 30, 2025, a total of $136,000 in share issue costs was included in due to related parties;

•The Company recorded $21,600 in share capital related to the issue of common shares pursuant to the acquisition of exploration and evaluation assets;

•The Company recorded $91,410 in share issue costs related to the issue of finder’s warrants pursuant to the private placement financing completed; and

•The Company reclassified $2,645 of finder’s warrants to share capital.

The significant non-cash investing and financing transactions during the year ended September 30, 2024 were as follows:

•As at September 30, 2024, a total of $328,850 in exploration and evaluation asset costs was included in accounts payable;

•As at September 30, 2024, a total of $50,000 advance for exploration and evaluation costs was included in prepaid expenses;

•As at September 30, 2024, a total of $126,750 in share issue costs was included in due to related parties;

•The Company recorded $39,600 in share capital related to the issue of common shares pursuant to the acquisition of exploration and evaluation assets; and

•The Company recorded $26,107 in share issue costs related to the issue of finder’s warrants pursuant to the private placement financing completed.

The significant non-cash investing and financing transactions during the year ended September 30, 2023 were as follows:

•As at September 30, 2023, a total of $20,161 in exploration and evaluation asset costs was included in accounts payable and accrued liabilities and a total of $19,447 was included in due to related parties; and

•The Company recorded $12,000 in marketable securities related to shares received as part of consideration for entry into a data purchase agreement with Highlander Silver Corp.

•During the year ended September 30, 2023, the Company sold marketable securities with an original cost of $246,284 for proceeds of $216,232.